Annual Total Returns- Thrivent Government Bond Fund (Class A) [BarChart] - Class A - Thrivent Government Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.18%	2.97%	(4.21%)	5.01%	0.40%	1.36%	2.50%	(0.03%)	5.70%	6.92%